1875 K Street, N.W.
Washington, D.C. 20006-1238
Tel: 202 303 1000
Fax: 202 303 2000

April 1, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               KKR Global Credit Opportunities Fund

Ladies and Gentlemen:

On behalf of the KKR Global Credit Opportunities Fund (the “Fund”), a Delaware trust, we are hereby filing an initial Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933 and the Investment Company Act of 1940. We are also concurrently filing Form N-8A under the 1940 Act.

If any questions should arise in the course of your review of this filing or if there is any way in which we may be of assistance, please do not hesitate to call me at (202) 303-1282.

Very truly yours,

/s/ Marc R. Ponchione
Marc R. Ponchione

cc:                                 James G. Silk, Esq.

Barry P. Barbash, Esq.

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